Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of Fair Value Hierarchy of Financial Instruments

The fair value hierarchy of financial instruments measured at fair value as of December 31, 2025 is provided below.

	Level 1	Level 2	Level 3
Financial assets measured at fair value:
Contingent consideration receivable	—	—	4,810
Derivative financial asset	—	597	—
	$—	$597	$4,810

Financial liabilities measured at fair value:
Derivative financial liabilities	—	858	—
Liability for share-based compensation (2)	—	—	2,428
	$—	$858	$2,428

The fair value hierarchy of financial instruments measured at fair value as of December 31, 2024 is provided below.

	Level 1	Level 2	Level 3
Financial assets measured at fair value:
Derivative financial asset	—	5,502	—
	$—	$5,502	$—

Financial liabilities measured at fair value:
Warrant liabilities (1)	1,401	—	—
Liability for share-based compensation (2)	—	—	4,394
	$1,401	$—	$4,394

(1)
The Warrants represent the right to purchase one share of the Company’s common shares at a price of $138.00 per share. The Warrants became exercisable on August 21, 2021 and will expire on the fifth anniversary of the Transaction, or upon an earlier redemption. As of December 31, 2025 and December 31, 2024, 53,900,329 warrants were outstanding. As of December 31, 2025, the warrant were delisted from trading on the NYSE and the fair value of the warrant liability was immaterial.
(2)
As of December 31, 2025 and 2024, the liability for share-based compensation relates to the share-based compensation awards modified in connection with the Transaction (Note 1).

Schedule of Fair Value Measurement Inputs and Valuation Techniques

The valuation techniques and significant unobservable inputs used in determining the fair value measurement of Level 3 financial instruments is set out in the table below. Other than this input, a reasonably possible change in one or more of the unobservable inputs listed below would not materially change the fair value of financial instruments listed below.

Financial instrument	Valuation technique used	Significant unobservable inputs
Contingent consideration receivable	Discounted cashflow	Discount rate of 14.8%
Liability for share-based compensation	Market and income approach	Discount rate of 16.5%